Credit Facilities, Long-Term Debt and Lease Liabilities - Senior Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Nov. 17, 2022 USD ($)	Nov. 15, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Cash drawings	$ 3,466		$ 3,653
Interest rate swap contract [member]
Disclosure of detailed information about borrowings [line items]
Interest					598.20%
Long-term debt | Net investment hedges
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 370		$ 370
7.750 Per cent Senior Notes Due Nov. 15, 2029
Disclosure of detailed information about borrowings [line items]
Cash drawings					$ 400
Interest					775.00%
4.5% Senior notes
Disclosure of detailed information about borrowings [line items]
Cash drawings						$ 400
Interest	4.50%	4.50%